Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Class A Membership Interests [Member]	Dec. 31, 2010 Class A Membership Interests [Member]	Dec. 31, 2009 Class A Membership Interests [Member]	Sep. 30, 2011 Class B Membership Interests [Member]	Dec. 31, 2010 Class B Membership Interests [Member]	Dec. 31, 2009 Class B Membership Interests [Member]	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Allowance for doubtful accounts	$ 102	$ 68							$ 94	$ 67
Membership Interests, units authorized			1,061,225	800,000	800,000	200,000	200,000	200,000
Membership Interests, units issued			1,061,225	800,000	800,000	200,000	200,000	200,000
Membership Interests, units outstanding			1,061,225	800,000	800,000	200,000	200,000	200,000